Discontinued Operations - Summary of Operating and Investing Cash Flows of Discontinued Operations (Detail) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant operating non-cash reconciliation items:
Deferred income tax (benefit) provision				$ (4,906)	$ (4,958)	$ (4,744)
Stock-based compensation	$ 1,163,000	$ 2,430,000	$ 3,399,000	4,367,000	4,745,000	6,660,000
Paid in kind interest expense		1,473,000	2,948,000	4,408,000
Cardiothoracic closure business divestiture contingency consideration					(3,000,000)	(34,090,000)
Significant investing items:
Purchases of property, plant and equipment	$ (502,000)	$ (456,000)	$ (817,000)	(1,468,000)	(1,217,000)	(593,000)
Proceeds from cardiothoracic closure business divestiture					3,000,000	51,000,000
Discontinued Operations [Member]
Significant operating non-cash reconciliation items:
Depreciation and amortization expense				4,466,000	5,120,000	5,770,000
Provision for bad debts and product returns				101,000	857,000	676,000
Provision for inventory write-downs				6,340,000	7,142,000	4,155,000
Deferred income tax (benefit) provision				(3,989,000)	3,682,000	307,000
Stock-based compensation				540,000	374,000	154,000
Paid in kind interest expense				4,408,000
Significant investing items:
Purchases of property, plant and equipment				(6,866,000)	(6,200,000)	(6,161,000)
Patent and acquired intangible asset costs				(578,000)	(1,028,000)	(215,000)
Proceeds from cardiothoracic closure business divestiture				$ 0	$ 3,000,000	$ 51,000,000